Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2017
Accounts Payables And Accrued Liabilities [Abstract]
Disclosure of accrued expenses and other liabilities [text block]
13.	Accounts payable and accrued liabilities

	December 31 2017	December 31 2016

Trade payables	$1,468	$814
Accrued liabilities and other	2,133	1,016

	$3,601	$1,830